Equity - summary of changes to outstanding shares (Details)	12 Months Ended
Dec. 31, 2017 shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)	1,936,907,486
Number of shares outstanding (in shares)	1,949,031,457
Common shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)	1,527,965,719
Number of shares outstanding (in shares)	1,540,089,690
Special voting shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)	408,941,767
Number of shares outstanding (in shares)	408,941,767
Executive Directors
Reconciliation of number of shares outstanding [abstract]
Shares issued to Directors (compensation) (in shares)	2,795,500
Executive Directors | Common shares
Reconciliation of number of shares outstanding [abstract]
Shares issued to Directors (compensation) (in shares)	2,795,500
Executive Directors | Special voting shares
Reconciliation of number of shares outstanding [abstract]
Shares issued to Directors (compensation) (in shares)	0
Non-Executive Directors
Reconciliation of number of shares outstanding [abstract]
Shares issued to Directors (compensation) (in shares)	54,855
Non-Executive Directors | Common shares
Reconciliation of number of shares outstanding [abstract]
Shares issued to Directors (compensation) (in shares)	54,855
Non-Executive Directors | Special voting shares
Reconciliation of number of shares outstanding [abstract]
Shares issued to Directors (compensation) (in shares)	0
Key management
Reconciliation of number of shares outstanding [abstract]
Shares issued to Directors (compensation) (in shares)	9,273,616
Key management | Common shares
Reconciliation of number of shares outstanding [abstract]
Shares issued to Directors (compensation) (in shares)	9,273,616
Key management | Special voting shares
Reconciliation of number of shares outstanding [abstract]
Shares issued to Directors (compensation) (in shares)	0